Note 1 - Basis of Presentation and General Information - Revenues from Significant Charterers (Details) - Customer Concentration Risk [Member] - Sales Revenue, Net [Member]	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Concentration risk percentage	94.00%	88.00%
Major Customer A [Member]
Concentration risk percentage	29.00%	27.00%
Major Customer B [Member]
Concentration risk percentage	29.00%	30.00%
Major Customer C [Member]
Concentration risk percentage	16.00%	13.00%
Major Customer D [Member
Concentration risk percentage	20.00%	18.00%